Discontinued Operation (Details - Discontinued balance sheet items) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 50,772
Cost of Revenue		241,327
Gross Profit (loss)		(190,555)
Operating Expenses:
Selling expense		9,834
General and administrative		81,375
Total Operating Expenses		91,209
Loss from Operations		(281,764)
Other Income:
Other income, net		3,501
Total other income, net		3,501
Net Loss	$ 0	$ (278,263)